SEGMENT DATA - Schedule of Reportable Segment Results (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	$ 728,404	$ 644,430	$ 671,588	$ 544,280	$ 716,931	$ 667,255	$ 706,800	$ 588,836	$ 2,588,702	$ 2,679,822	$ 2,806,204
Direct operating expenses	370,592	357,946	352,017	329,212	352,412	361,660	361,987	342,260	1,409,767	1,418,319	1,485,835
Selling, general and administrative expenses	128,616	128,539	126,117	115,941	126,889	126,164	135,567	126,801	499,213	515,421	527,821
Corporate expenses	38,465	35,333	35,340	34,540	31,436	28,103	29,673	28,224	143,678	117,436	116,523
Depreciation and amortization	89,111	81,096	78,290	77,494	85,975	85,780	86,974	85,395	325,991	344,124	375,962
Impairment charges	2,568	1,591	0	0	0	7,274	0	0	4,159	7,274	21,631
Other operating income, net	(2,266)	(11,783)	7,829	32,611	128,203	1,095	(59,384)	284,774	26,391	354,688	(4,824)
Operating income	96,786	$ 28,142	$ 87,653	$ 19,704	248,422	$ 59,369	$ 33,215	$ 290,930	232,285	631,936	273,608
Segment assets	4,670,782				5,708,370				4,670,782	5,708,370	6,295,975
Capital expenditures									224,238	229,772	218,332
Share-based compensation expense									9,590	10,291	8,502
Operating segments | Americas Outdoor Advertising
Segment Reporting Information [Line Items]
Revenue									1,161,059	1,187,180	1,265,267
Direct operating expenses									527,536	528,769	558,357
Selling, general and administrative expenses									197,390	203,427	211,329
Corporate expenses									0	0	0
Depreciation and amortization									179,119	175,438	193,775
Impairment charges									0	0	0
Other operating income, net									0	0	0
Operating income									257,014	279,546	301,806
Segment assets	2,850,303				3,046,369				2,850,303	3,046,369	3,444,922
Capital expenditures									70,936	78,289	71,404
Share-based compensation expense									0	0	0
Operating segments | International Outdoor Advertising
Segment Reporting Information [Line Items]
Revenue									1,427,643	1,492,642	1,540,937
Direct operating expenses									882,231	889,550	927,478
Selling, general and administrative expenses									301,823	311,994	316,492
Corporate expenses									0	0	0
Depreciation and amortization									141,812	162,974	176,799
Impairment charges									0	0	0
Other operating income, net									0	0	0
Operating income									101,777	128,124	120,168
Segment assets	1,568,388				1,460,884				1,568,388	1,460,884	1,685,190
Capital expenditures									150,036	146,900	143,315
Share-based compensation expense									0	0	0
Corporate and other reconciling items
Segment Reporting Information [Line Items]
Revenue									0	0	0
Direct operating expenses									0	0	0
Selling, general and administrative expenses									0	0	0
Corporate expenses									143,678	117,436	116,523
Depreciation and amortization									5,060	5,712	5,388
Impairment charges									4,159	7,274	21,631
Other operating income, net									26,391	354,688	(4,824)
Operating income									(126,506)	224,266	(148,366)
Segment assets	$ 252,091				$ 1,201,117				252,091	1,201,117	1,165,863
Capital expenditures									3,266	4,583	3,613
Share-based compensation expense									$ 9,590	$ 10,291	$ 8,502